SCHEDULE OF DEFERRED REVENUE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total deferred revenue	$ 1,326	¥ 9,412	¥ 21,748
Merchandise Revenue [Member]
Total deferred revenue		6,063	18,106
Deferred Market Place Revenue [Member]
Total deferred revenue		3,144	2,596
Deferred Other Revenue [Member]
Total deferred revenue		¥ 205	¥ 1,046